UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  				[ ] is a restatement.
                                   				[ ] adds new holding entries.
Institutional Investment Manager Filing this Report:

					Name:     			Rock Point Advisors, LLC
					Address:  			1 Lawson Lane
									P.O. Box 700
									Burlington, VT 05402
					Form 13F File Number:  	28-11103

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     				Evan I. Pemberton
Title:    				Chief Compliance Officer
Phone:    				802-864-2266
Signature, 				Place, 				and Date of Signing:
Evan I. Pemberton		        Burlington, VT			11-11-2010
Report type (Check only one.):
					[x]  13F HOLDINGS REPORT.
					[ ]  13F NOTICE.
					[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      	NONE
Form 13F Information Table Entry Total: 	83
Form 13F Information Table Value Total: 	158,694

List of Other Included Managers: 		NONE

	FORM 13F INFORMATION TABLE
										  VALUE				INVESTMENT	   	 VOTING AUTHORITY
	NAME OF ISSUER			TITLE OF CLASS		CUSIP		(x$1000)     	SHRS		DISCRETION	  SOLE	    SHARED	 NONE
--------------------------------	----------------	-----------	----------- 	--------	----------	--------   ----------	--------

ABB Ltd ADR				SPONSORED ADR		000375204	2997		141898		SOLE		133468			8430
Accenture				SHS CLASS A 		G1151C101	4738		111520		SOLE		103755			7765
AES					COM			00130H105	720		63436		SOLE		56703			6733
Agco					COM			001084102	2044		52404		SOLE		48719			3685
Altria Group				COM			02209S103       212		8817		SOLE		8817			0
Ameron International			COM			030710107	4832		71097		SOLE		65870			5227
Anadarko Petroleum			COM			032511107	2184		38285		SOLE		36525			1760
Annaly Capital Mgmt			COM			035710409	4087		232195		SOLE		218135			14060
Bank of America				COM			060505104	2675		204130		SOLE		190420			13710
Barrick Gold				COM			067901108	1578		34085		SOLE		33700			385
Chart Industries			COM			16115Q308	2476		121600		SOLE		114530			7070
ChevronTexaco				COM			166764100	1237		15258		SOLE		15258			0
Chiquita Banana				COM			170032809	2641		199498		SOLE		183703			15795
Covidien				SHS  			G2554F105	2880		71654		SOLE		67039			4615
Deere					COM			244199105	1590		22785		SOLE		21745			1040
Devon Energy				COM			25179M103	3818		58968		SOLE		55546			3422
Dominion Resources			COM			25746U109       262		6000		SOLE		6000			0
DuPont					COM			263534109	248		5561		SOLE		5061			500
Eastman Chemical			COM			277432100	306		4133		SOLE		4133			0
Eaton Vance Floating Rate		COM			278279104	160		10150		SOLE		10150			0
Eldorado Gold				COM			284902103	222		12000		SOLE		12000			0
Emerson Electric			COM			291011104	359		6811		SOLE		6811			0
Esco Technologies			COM			296315104	924		27780		SOLE		25805			1975
Exxon Mobil				COM			30231G102	1576		25501		SOLE		21924			3577
Flow International			COM			343468104	1400		532155		SOLE		501955			30200
Fluor Corporation			COM			343412102	2873		58000		SOLE		53675			4325
General Electric			COM			369604103	657		40409		SOLE		35292			5117
General Mills				COM			370334104	932		25500		SOLE		25500			0
Goldcorp				COM			380956409	261		6000		SOLE		6000			0
Green Mountain Coffee			COM			393122106	2132		68360		SOLE		61860			6500
H&Q Life Sciences			SH BEN INT		404053100	610		63578		SOLE		61037			2541
Headwaters				COM			42210P102	1126		312775		SOLE		290155			22620
Hugoton Royalty Trust			UNIT BEN INT		444717102	2238		111970		SOLE		103360			8610
International Business Machine		COM			459200101	489		3649		SOLE		3383			266
IRSA Investments and Represent		GLOBL DEP RCPT		450047204	1204		81393		SOLE		78193			3200
iShares Barclays TIPS			BARCLYS TIPS BD		464287176	2437		22345		SOLE		21365			980
J. M. Smucker				COM			832696405	272		4499		SOLE		4306			193
Japan Smaller Cap Fund			COM			47109U104	301		37150		SOLE		32300			4850
Johnson & Johnson			COM			478160104	3900		62948		SOLE		57883			5065
Kadant					COM			48282T104	286		15142		SOLE		13092			2050
Kinross Gold				COM NO PAR		496902404	4312		229495		SOLE		216535			12960
Kraft Foods				CL A			50075N104       206		6677		SOLE		6677			0
Kroger					COM			501044101	2827		130538		SOLE		120303			10235
Ladenburg Thalmann Financial S		COM			50575Q102	31		30000		SOLE		30000			0
Layne Christensen			COM			521050104	3878		149790		SOLE		140185			9605
LSB Industries				COM			502160104	5658		304689		SOLE		284424			20265
Martek					COM			572901106	3993		176444		SOLE		164259			12185
Merck					COM			58933Y105       211		5721		SOLE		5543			178
Metabolix				COM			591018809	3678		292394		SOLE		271654			20740
MFS Charter Income Trust		SH BEN INT		552727109	149		15200		SOLE		13200			2000
MFS Multi Market Income			SH BEN INT		552737108	206		29602		SOLE		29602			0
Microsoft				COM			594918104	3573		145893		SOLE		134656			11237
National Oilwell Varco			COM			637071101	4584		103083		SOLE		95868			7215
Newmont Mining				COM			651639106	1650		26265		SOLE		24780			1485
Northgate Minerals			COM			666416102	45		15000		SOLE		15000			0
NorthWestern Energy			COM			668074305	2813		98719		SOLE		90874			7845
NTT Docomo				SPONS ADR		62942M201	3472		207664		SOLE		192344			15320
Nuance Communications			COM			67020Y100	2593		165777		SOLE		153797			11980
PDL Biopharma				COM			69329Y104	1368		260164		SOLE		241784			18380
Pearson Plc				SPONSORED ADR		705015105	2086		134335		SOLE		124615			9720
Penn West Energy Trust			TR UNIT			707885109	985		49100		SOLE		45600			3500
People's United Financial		COM			712704105	1548		118245		SOLE		108635			9610
Pepsico					COM			713448108	270		4071		SOLE		3821			250
Pfizer					COM			717081103	179		10444		SOLE		10444			0
Philip Morris Intl Inc			COM			718172109	460		8217		SOLE		8217			0
Pike Electric				COM			721283109	1986		272860		SOLE		255890			16970
Platinum Group Metals			COM			72765Q205	44		18800		SOLE		18800			0
Procter & Gamble			COM			742718109	1595		26593		SOLE		24474			2119
Quanta Services Inc			COM			74762E102	2577		135061		SOLE		127311			7750
Rock of Ages				CL A			772632105	105		25788		SOLE		25788			0
Streetracks Gold Trust			GOLD SHS		78463V107	2606		20371		SOLE		19421			950
Stryker					COM			863667101	3834		76600		SOLE		70815			5785
SunOpta					COM			8676EP108	5318		873270		SOLE		814495			58775
Symantec				COM			871503108	2941		194366		SOLE		180376			13990
Telvent GIT S.A.			SHS			E90215109	2162		95558		SOLE		88463			7095
Templeton Global Income			COM			880198106	2305		213835		SOLE		200269			13567
TJX Companies				COM			872540109	2464		55212		SOLE		51532			3680
Vanguard Intermediate-Term Bon		INTERMED TERM		921937819	287		3315		SOLE		2890			425
Vanguard Short-Term Bond		SHORT TRM BOND		921937827	1231		15064		SOLE		14039			1025
Veolia Environnement			SPONSORED ADR		92334N103	1329		50415		SOLE		47390			3025
Vodafone Plc ADR			SPONS ADR 		92857W209	3625		146100		SOLE		135844			10256
W. P. Carey				COM			92930Y107	5631		194505		SOLE		182060			12445
Williams				COM			969457100	1995		104404		SOLE		96294			8110


